GOLDMAN SACHS VARIABLE

INSURANCE TRUST

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Institutional Shares

Service Shares

Supplement Dated February 28, 2007 to the

Prospectuses Dated April 28, 2006 and Statement of Additional
Information Dated April 28, 2006, as amended June 16, 2006

Effective April 30, 2007, the name of the Goldman Sachs International Equity Fund is being changed to the Goldman Sachs Strategic International Equity Fund (the “Fund”). This name change will not affect the Fund’s investment objective, policies, strategies, practices or limitations.

VITINTLSTCK 2-07